UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

06.30.10

SEMI ANNUAL REPORT

INTRODUCTION

THANK YOU…for choosing the Ancora Mutual Funds. We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape. Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds. Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage. While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution. An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.ws

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	1
ANCORA INCOME FUND	5
ANCORA EQUITY FUND	11
ANCORA MICROCAP FUND	17
ANCORA SPECIAL OPPORTUNITY FUND	24
GETTING STARTED	31
FINANCIAL REVIEW	35
FUND EXPENSES	59
TRUSTEES & OFFICERS & SERVICE PROVIDERS	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds.  Investors should carefully consider before investing each Fund’s investment objective, risks and expenses.  For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com.  Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

Both in terms of experience and perception, it has been generally accepted that recessions are followed by extended periods of economic expansion, and at the end of each cycle, national wealth is enhanced.  Based on experience alone, employment, corporate profits, capacity utilization and consumer demand are considered to be interrelated.  The positive or negative direction of one will impact the others in the same way.  For example, increases in consumer spending due to pent-up demand translates into higher corporate profits and greater employment.  Likewise, building inventory has a positive impact on employment which in turn, leads to higher demand.

Likewise, the direction of stock and bond markets has always aligned with economic events.  In fact, stock prices have usually advanced or declined ahead of economic event thus becoming “leading indicators” of economic activity.

That was then.  As the economy attempts to exit the current recession, there appears to be a distinct disconnect among the economic components.  For example, corporate profits have never been better and inventories are back up to near record levels. Yet, consumer demand and employment statistics appear to be unaffected.  Up until now, the stock and bond markets have reflected these economic events.  For example, stock prices have declined and bond prices have advanced suggesting the economy is weak and will remain so in the weeks and months ahead.  Like the economic components, however, I believe that the stock and bond markets are also about to disconnect from the mix.

On many occasions in the past I have pointed out that the level of stock prices are primarily determined by corporate profits and the general level of interest rates.  With corporate profitability at an all time high and interest rates at a multi-generational low, one would think that the stock market would be approaching and/or exceeding all time highs.  Yet, stocks are now 30% off their highs set several years ago.

I believe that there are two reasons for this phenomenon.  The first relates to corporate organic revenue growth which has slowed considerably in recent months.  This is undoubtedly due to subdued consumer demand.  In turn, this has caused the average price to earnings multiple of the recent past to decline from approximately 17 times S&P 500 earnings to approximately 12 times today (about a 30% decline overall). This is due to the reduced expectation in growth.  Moreover, few economists expect consumer demand to pick up any time soon.  The second reason relates to what economists call the “wealth effect.”  When one’s personal wealth significantly declines, two things happen.  One is they reduce spending and add to savings (or pay down debt).  The second is they reduce risk in the management of their assets.  It is the latter which has driven investors from the stock market.

So why do I believe the depression in the stock market is about to change and disconnect from the depressed state of the economy?  I see two reasons.

The first reason relates directly to the fact that organic revenue growth will continue to remain depressed in the weeks and months to come.  For most corporate America, it is becoming clear that if you want to increase your top line you will have to do it through acquisitions.  Moreover, at today’s low market multiples; acquisitions are likely to be immediately accretive, especially in all cash transactions.

Although similar to the first, the second reason I believe stock prices will disconnect from economic statistics is the fact that, as an asset class, stocks appear to be historically undervalued.  If a stock trades at an earnings multiple of 9 times it is producing a return to investors of approximately 11% annually.  That return may come in the form of a dividend and/or an increase in the after tax asset value of the company.  Nevertheless, on a risk/return basis it far exceeds the return on corporate debt, commodities, and other investable asset classes.

I believe that as investors become more comfortable with what Pimco has described as the “new normal” in economic activity, stocks will regain their popularity as the asset class of choice.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

The Funds

Bond investors do well in times of economic distress as interest rates decline and bond prices rise.  The total return for the Ancora Income Fund Class D for the first half of 2010 was approximately 4.6% as interest rates continued their long cycle decline.  Shares of our closed-end income funds such as John Hancock Patriot and Rivus did particularly well as their discounts to net assets value narrowed, giving us an additional boost to the upside on these shares.  While we are pleased with our performance, the largest negative during the first half was the call feature common to almost every bond.  The call feature allows corporations to call in their high yielding bonds at par thereby reducing our Fund’s best assets.

The Ancora Equity Fund Class D returned a negative 6.9% during the first half almost matching the return on the S&P 500 Index.  Since its inception, the Ancora Equity Fund Class D has outperformed this Index by approximately 90 basis points annually, placing it's 5 year performance in the top quartile for its category.  Ancora Equity has its largest positions in healthcare and technology as these traditional growth companies sell at the lowest price to earnings multiples in a generation.  In addition, many of these companies are dominant players in the emerging economies, providing our fund with what appears to be the best of all worlds.  Unfortunately, these securities have been among the poorest performing companies in our portfolio during the first half of the year.

For the first half of 2010 micro-cap stocks generally outperformed the larger cap indices. The Russell MicroCap Index was up 0.1% versus minus 6.7% for the S&P 500. Furthermore, at positive 4.0% for Ancora MicroCap Class D shares and 3.7% for Ancora MicroCap Fund Class C shares, the fund outperformed the Russell MicroCap Index.

This performance was aided by several of our portfolio companies receiving buyout offers at substantial premiums to their pre-offer market prices. While premium buyouts are not uncommon when investing in smaller undervalued companies, their frequency and timing is quite uncertain. In addition one of our holdings, Lakeland Industries, was one of a few companies which actually benefited from the BP oil spill; as they supplied safety apparel for many of the workers involved in the cleanup effort.

After a terrific year in 2009, the Ancora Special Opportunities Fund Class D posted an approximate 3.9% loss during the first half of 2010.  Our bogey, the Wilshire 500 Index, was down nearly 5.8% however, indicating that our special opportunity approach continues to work as originally planned.  Our very conservative market perspective and the securities we selected as a result were a good match against other individual picks in low priced, higher volatility stocks resulting in a wide range of individual stock performance.

Sincerely,

Richard A Barone

Chairman

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group. In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners. Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”. In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA MICROCAP FUND
CLASS C	ANCCX	9/2/2008
CLASS D	ANCDX	9/2/2008
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management. Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

44 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$18.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2010

ANCORA INCOME FUND

INVESTMENT STRATEGY

■ Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■ To preserve investor’s capital through its active participation in the market.

■ Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■ Seeks to add value by actively managing duration

■ Sell discipline helps to manage risk

INVESTOR PROFILE

■ This Fund may be suitable for investors who seek to maximize current income from a high quality investment portfolio.

TOP HOLDINGS: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	6.1%
John Hancock Patriot Select Dividend Fund	5.4%
Corporate-Backed Trust Bristrol Myers Squibb – 6.80%	4.0%
General Electric Capital - 6.625%	3.8%
Gabelli Dividend & Income PFD A – 5.875%	3.7%
Royce Value Trust – 5.90%	3.6%
CorTS Trust Disney – 6.875%	3.6%
Equity Residential – 6.48%	3.5%
Rivus Bond Fund	3.3%
Strategic Global Income Fund	3.1%

SECTOR DIVERSIFICATION: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	22.80%
Third Party Trust Certificates	16.91%
Convertible Preferred Securities	2.79%
Closed-End Income Funds	19.04%
Closed-End Fund, Senior Securities	16.43%
REIT Preferred Shares	15.61%
Money Market Securities	6.08%
Other	0.34%
Direct Trust Certificates	22.80%

TOTAL RETURNS: JUNE 30, 2010 (d)
	YTD 2010	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA INCOME FUND - C(b)	4.57%	20.10%	4.19%	4.00%
ANCORA INCOME FUND - D(b)	4.62%	20.31%	4.46%	4.24%
BARCLAY’s AGG. INDEX(c)	5.33%	9.50%	7.40%	5.45%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

Six Months Ended 06/30/10

Best Performing Securities:

■ Rivus Bond Fund

■ Prudential Financial Inc. Pfd Ser CPI

■ Kimco Realty Corp. Ser F – 6.65%

■ Keycorp Cap X – 8.00%

■ Hancock J Patriot II

Worst Performing Securities

■ Chesapeake Energy Corp. Prfd – 4.50%

■ JP Morgan Chase XXIX – 6.70%

■ Corporate Backed Tr Ct Ct – 7.625%

■ Strategic Global Income Fund

■ Prologis Pfd Ser G – 6.75%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Corporate Bond Trust Certificates

	Direct Trust Certificates
17,000	Ameriprise Financial SR NT 7.75%	$ 451,350
12,000	BAC Capital Trust III - 7.00%	268,560
10,000	BB&T Capital Trust VII - 8.10%	260,500
10,000	Bank One Cap VI - 7.20%	253,900
15,000	Comcast Corp SR NT 7.00%	385,350
28,000	General Electric Capital - 6.625%	710,920
15,000	JP Morgan Chase XXIX – 6.70%	355,650
12,000	Keycorp Cap X 8.00%	292,320
12,000	MBNA Capital D - 8.125%	295,560
15,000	Merrill Lynch PFD D - 7.00%	319,350
12,000	PNC Capital Trust E 7.75%	309,840
15,000	Viacom 6.85%	373,650
		4,276,950	22.80%
	Third Party Trust Certificates
29,000	Corporate-Backed Trust Bristol Myers Squibb - 6.80%	754,145
21,000	CorTS Trust II BellSouth - 7.00%	528,780
25,400	CorTS Trust Disney - 6.875%	668,528
49,000	Lehman Fed Ex – 7.75%	525,280
15,000	Preferredplus Trust Goldman Sachs - 6.00%	321,150
14,000	Tennessee Valley Auth Putable Automatic Rate Series D	375,900
		3,173,783	16.91%

	TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,252,749)	7,450,733	39.71%

	Convertible Preferred Securities
3,000	Chesapeake Energy Corp PFD D 4.50%	244,500
15,000	HRPT Properties Trust - 6.50%, Conv Pfd, Series D	278,550
	TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $353,732)	523,050	2.79%

	Investment Companies

	Closed-End Income Funds
100,000	John Hancock Patriot Select Dividend Fund	1,020,00
50,000	MFS Intermediate Income	340,000
70,000	MFS Multimarket Income Fund	458,500
35,000	Rivus Bond Fund	612,500
55,000	Strategic Global Income Fund	586,850
45,000	Western Asset Claymore Inflation-Linked Opp & Income Fund	553,950
		3,571,800	19.04%
	Closed-End Funds, Senior Securities
27,500	Gabelli Dividend & Income PFD A - 5.875%	687,500
10,100	Gabelli Equity Trust – 6.20%	257,752
10,000	Gabelli Global Deal Preferred Ser A - 8.50%	532,500
20,000	General American Investors – 5.95%	501,400
12,000	Nuveen GA Divid Muni – 2.65%	120,480
30,000	Nuveen N.C. Divid Muni – 2.65%	301,500
27,000	Royce Value Trust – 5.90%	681,210
		3,082,342	16.43%
	TOTAL INVESTMENT COMPANIES (Cost $5,884,468)	6,654,142	38.26%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	REIT Preferred Shares
12,000	Duke Realty Corp - 8.375%	308,880
28,500	Equity Residential - 6.48%	655,785
21,500	Kimco Realty - 6.65%, Series F	504,175
26,000	Prologis Trust G - 6.75%, Series G	510,640
7,100	Public Storage – 6.875%, Series O	174,440
17,000	Public Storage - 6.45%, Series X	398,310
15,000	Vornado Realty - 7.785%	376,800
	TOTAL REIT PREFERRED SHARES (Cost $2,983,721)	2,929,030	15.61%

	Money Market Securities
1,139,966	First American Government Obligations Fund -
	Class Y, 0.00%, (Cost $1,139,966) (a)	1,139,966	6.08%

	TOTAL INVESTMENTS (Cost $17,614,635)	18,696,921	99.66%

	Other Assets Less Liabilities	63,103	0.34%

	TOTAL NET ASSETS	$ 18,760,024	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Variable rate security; the coupon rate shown represents the rate on June 30, 2010.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

44 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$9.0 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2010

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■ Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations Fund	8.3%
International Business Machines Corp.	5.5%
Apache Corp.	4.7%
Boulder Total Return Fund	4.2%
Bristol Myers Squibb Co.	4.2%
EMC Corp.	4.1%
Ameriprise Financial, Inc.	4.0%
Nuveen Core Equity Alpha Fund	3.8%
General Electric Co.	3.7%
Abbott Laboratories	3.6%

SECTOR DIVERSIFICATION: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
Basic Materials	1.30%
Energy	11.71%
Entertainment & Media	3.51%
Financial	13.52%
Healthcare	19.23%
Industrial Goods	1.58%
Machinery & Equipment	6.19%
Technology	19.49%
Investment Companies	16.45%
Money Market Securities	8.34%

TOTAL RETURNS: JUNE 30, 2010 (d)
	YTD 2010	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA EQUITY FUND - C(b)	-7.14%	15.70%	-7.73%	-0.49%
ANCORA EQUITY FUND - D(b)	-6.88%	16.38%	-7.27%	-0.20%
S&P 500 INDEX(c)	-6.66%	14.42%	-9.82%	-0.80%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

Six Months Ended 06/30/10

Best Performing Securities:

■ John Hancock Bank & Thrift Opportunity

■ Keycorp Conv Pfd Ser A – 7.75%

■ Boulder Total Return Fund

■ Cincinnati Finl Corp.

■ EMC Corp.

Worst Performing Securities:

■ Medtronic Inc

■ Microsoft Corp.

■ Mosaic Co.

■ Baxter International Inc.

■ Apache Corp.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
3,000	Mosaic Co.	$ 116,940
		116,940	1.30%
	Energy
5,000	Apache Corp.	420,950
10,000	NRG Energy, Inc.	212,100
10,000	NV Energy, Inc.	118,100
15,000	Spectra Energy Corp.	301,050
		1,052,200	11.71%
	Entertainment & Media
10,000	Walt Disney Co.	315,000
		315,000	3.51%
	Financial
10,000	Ameriprise Financial, Inc.	361,300
10,000	Bank of New York Mellon	246,900
5,000	JP Morgan Chase & Co	183,050
1,500	KeyCorp Convertible Pref Series A	142,875
10,000	Legg Mason, Inc.	280,300
		1,214,425	13.52%
	Healthcare
7,000	Abbott Laboratories	327,460
5,000	Baxter International	203,200
15,000	Bristol Myers Squibb Co.	374,100
10,000	Forest Laboratories, Inc. (a)	274,300
5,000	Johnson & Johnson	295,300
7,000	Medtronic, Inc.	253,890
		1,728,250	19.23%
	Industrial Goods
2,000	L-3 Communications Holdings, Inc.	141,680
		141,680	1.58%
	Machinery & Equipment
23,000	General Electric Co.	331,660
5,000	ITT Corporation	224,600
		556,260	6.19%
	Technology
15,000	Cisco Systems, Inc. (a)	319,650
20,000	EMC, Corp. (a)	366,000
10,000	Intel	194,500
4,000	International Business Machine Corp.	493,920
10,000	Microsoft	230,100
3,000	Thermo Fisher Scientific, Inc. (a)	147,150
		1,751,320	19.49%

	TOTAL COMMON STOCKS (Cost $6,641,166)	6,876,075	76.53%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
28,000	Boulder Total Return Fund	377,440
26,000	Gabelli Dividend & Income Fund	312,000
15,000	John Hancock Bank & Thrift Opportunity Fund	215,100
30,000	Nuveen Core Equity Alpha Fund	345,600
17,000	Sun America Focused Alpha Growth	227,800
	TOTAL INVESTMENT COMPANIES (Cost $1,389,557)	1,477,940	16.45%

	Money Market Securities
749,647	First American Government Obligations Fund-
	Class Y, 0.00%, ($749,647) (b)	749,647	8.34%

	TOTAL INVESTMENTS (Cost $8,780,370)	9,103,662	101.32%

	Liabilities in Excess of Other Assets	(118,660)	(1.32%)

	TOTAL NET ASSETS	$ 8,985,002	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2010.

ANCORA MICROCAP

FUND

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

41 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

_________________________

NET ASSETS:

$3.6 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS D – ANCDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2010

ANCORA MICROCAP FUND

INVESTMENT STRATEGY

■ Pursues objective by investing at least 80% of its portfolio in equity securities of companies whose market capitalizations are under $500 million.

FUND POSITIONING

■ In the history of the U.S. stock market, two classes of stock have tended to out-perform the market as a whole; small caps and stocks with a low price to book ratio (commonly called value stocks).  The Ancora MicroCap Fund intends to take advantage of this phenomenon by investing in smaller, overlooked companies that trade at a discount to their intrinsic value.

■ Micro-cap stocks are currently experiencing a time of depressed price/book valuations relative to historical levels.  Recent history has shown (specifically from September 2002 through September 2003) that periods in which micro-cap stocks trade at below-average price/book levels are followed by periods in which micro-cap stocks outperform the broader market.

TOP HOLDINGS: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations Fund	10.7%
Syneron Medical Ltd	3.4%
AXT, Inc.	3.2%
Adaptec, Inc.	2.8%
AuthenTec, Inc	2.8%
OSI Systems, Inc.	2.7%
Lydall, Inc.	2.7%
RCM Technologies Inc.	2.5%
Silicon Graphics International Corp.	2.5%
EF Johnson Technologies Inc.	2.4%

SECTOR DIVERSIFICATION: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
Basic Materials	2.19%
Consumer Products & Services	9.44%
Corporate Services	2.51%
Energy	1.20%
Entertainment & Media	0.63%
Financial	3.99%
Healthcare	14.98%
Machinery & Equipment	11.74%
Technology	38.85%
Telecommunications	2.16%
Transportation	2.06%
Affiliated Issuers	0.34%
Money Market Securities	10.76%
Other	-0.85%

TOTAL RETURNS: JUNE 30, 2010 (d)
NAME	YTD 2010	ONE YEAR	INCEP TD(a)
ANCORA MICROCAP FUND - C(b)	3.70%	32.76%	0.49%
ANCORA MICROCAP FUND -D(b)	3.98%	33.42%	0.98%
RUSSELL MICROCAP INDEX(c)	0.12%	20.44%	-8.54%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell MicroCap Index measures the performance of the microcap segment of the U.S. equity market.  It makes up less than 3% of the U.S. equity market.  It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

Six Months Ended 06/30/10

Best Performing Securities:

■ Medtox Scientific Inc.

■ GSI Lumonics Inc.

■ Lydall Inc.

■ RCM Technologies Inc.

■ AXT, Inc.

Worst Performing Securities:

■ 4 Kids Entertainment, Inc.

■ Amtech Systems Inc.

■ Kimball International Inc. Class B

■ Albany Molecular Research Inc.

■ Bluephoenix Solutions

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
2,000	Insteel Industries, Inc.	$ 23,240
5,000	Landec Corp (a)	29,450
3,000	Zoltek Companies, Inc. (a)	25,410
		78,100	2.19%
	Consumer Products & Services
9,664	A.T. Cross Co. Class A (a)	48,513
7,000	Benihana, Inc. Class A (a)	41,440
7,500	Callaway Golf Co.	45,300
13,021	Emerson Radio Corp. (a)	22,123
10,000	Kimball International, Inc. Class B	55,300
10,000	Luby’s Inc (a)	38,500
25,571	Natuzzi, S.P.A. ADR (a)	75,434
2,728	Tandy Brands Accessories, Inc.	9,821
		336,431	9.44%
	Corporate Services
20,000	RCM Technologies (a)	89,400
		89,400	2.51%
	Energy
5,000	Boots & Coots, Inc. (a)	14,750
5,000	Vaalco Energy, Inc. (a)	28,000
		42,750	1.20%
	Entertainment & Media
30,000	4 Kids Entertainment, Inc. (a)	22,500
		22,500	0.63%
	Financial
5,000	Boston Private Financial Holdings, Inc.	32,150
6,200	LNB Bancorp, Inc.	31,248
3,000	MVC Capital, Inc.	38,760
10,000	Phoenix Companies Inc. (a)	21,100
10,000	PVF Capital Corp (a)	18,800
		142,058	3.99%
	Healthcare
11,500	Albany Molecular Research, Inc. (a)	59,455
20,000	Digirad Corp. (a)	41,600
1,500	Invacare Corp.	31,110
7,500	Lakeland Industries, Inc. (a)	69,375
8,395	Lannett Co, Inc. (a)	38,365
17,477	Osteotech, Inc. (a)	55,402
7,500	Pennwest Pharmacueticals Co. (a)	24,750
5,000	QLT, Inc. (a)	28,750
11,644	Syneron Medical Ltd (a)	119,700
56,773	Theragenics Corp. (a)	65,289
		533,797	14.98%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Machinery & Equipment
22,500	Deswell Industries, Inc.	83,700
2,500	FreightCar America, Inc.	56,550
2,702	Lawson Products, Inc.	45,880
12,500	Lydall, Inc. (a)	95,500
25,000	Material Sciences Corp. (a)	75,250
7,500	Perceptron, Inc. (a)	33,000
2,500	Twin Disc, Inc.	28,400
		418,280	11.74%
	Technology
35,000	Adaptec, Inc. (a)	101,150
7,500	Amtech Systems, Inc. (a)	62,625
40,000	AuthenTec, Inc (a)	100,400
50,000	Axcelis Technologies, Inc. (a)	77,500
25,000	AXT, Inc. (a)	112,750
10,000	BigBank Networks, Inc (a)	30,200
30,000	Bluephoenix Solutions (a)	36,600
10,000	BTU International, Inc. (a)	58,100
30,000	Cobra Electronics	60,900
2,500	Cogent, Inc. (a)	22,525
60,000	EF Johnson Technologies, Inc. (a)	85,800
13,048	Frequency Electronics, Inc. (a)	60,673
15,000	iGO, Inc. (a)	22,500
5,000	Imation Corp. (a)	45,950
10,000	Kopin Corp. (a)	33,900
33,812	Leadis Technology (a)	7,101
3,500	OSI Systems, Inc. (a)	97,195
12,500	Sillicon Graphics International Corp. (a)	88,500
17,500	Sillicon Image, Inc. (a)	61,425
10,000	Symyx Technologies, Inc. (a)	50,100
40,000	Trident Microsystems, Inc. (a)	56,800
12,422	Trio-Tech International (a)	47,700
15,550	Vicon Industries (a)	64,066
		1,384,460	38.85%
	Telecommunications
7,468	RADvision Ltd. (a)	45,555
20,000	Westell Technologies, Inc. Class A (a)	31,400
		76,955	2.16%
	Transportation
11,925	Frozen Food Express Industries (a)	41,738
9,000	Euroseas Ltd.	31,680
		73,418	2.06%
	Affiliated Issuers
20,000	Mace Security International (a) (c) (d)	12,000
		12,000	0.34%

	TOTAL COMMON STOCKS (Cost $2,627,501)	3,210,148	90.09%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Money Market Securities
383,385	First American Government Obligations Fund -
	Class Y, 0.00%, (Cost $383,385) (b)	383,385	10.76%

	TOTAL INVESTMENTS (Cost $3,010,885)	3,593,533	100.85%

	Liabilities in Excess of Other Assets	(30,344)	(0.85)%

	TOTAL NET ASSETS	$ 3,563,189	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on June 30, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

44 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS

$7.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2010

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■  Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■ Seeks to outperform the Wilshire 5000 with less volatility.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations Fund	19.1%
Special Opportunities Fund	4.9%
CitiGroup Inc.	4.8%
Adaptec Inc.	4.8%
SunAmerica Focused Apha Growth Fund	4.6%
PVF Capital Corp.	4.6%
Gabelli Global Deal Fund	4.5%
Gannett Inc.	4.3%
Prologis Trust Ser G 6.75%	4.2%
Apollo Commercial Real Estate Finance Inc.	4.2%

SECTOR DIVERSIFICATION: JUNE 30, 2010 (d)
NAME	% OF NET ASSETS
Energy	0.93%
Entertainment & Media	5.50%
Financial	16.68%
Healthcare	7.28%
Homeland Security	1.99%
Industrial Goods	4.86%
Technology	7.25%
Telecommunications	1.99%
Affiliated Issuers	5.70%
Investment Companies	17.11%
REIT Preferred Shares	11.91%
Money Market Securities	19.07%
Other	-0.27%

TOTAL RETURNS: JUNE 30, 2010 (d)
	YTD 2009	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA SPECIAL OPP - C(b)	-4.48%	24.61%	-4.39%	0.07%
ANCORA SPECIAL OPP - D(b)	-3.93%	25.41%	-3.85%	0.59%
WILSHIRE 5000 INDEX(c)	-5.83%	15.67%	-9.61%	-0.44%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/10

Best Performing Securities

■ Keycorp

■ Citizens Republic Bancorp Inc.

■ Westell Technologies Inc.

■ Perceptron Inc.

■ Boston Private Financial Hldg Inc.

Worst Performing Securities

■ Active Power Inc.

■ Rodman & Renshaw Cap

■ 4 Kids Entertainment Inc.

■ Albany Molecular Research

■ Mace Sec International

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Energy
15,000	National Energy Group	$ 73,800
		73,800	0.93%
	Entertainment & Media
131,500	4 Kids Entertainment (a)	98,625
25,000	Gannett, Inc.	336,500
		435,125	5.50%
	Financial
48,000	Alliance Bankshares Corp (a)	129,120
73,000	AmeriServ Financial, Inc.	117,391
23,000	Boston Private Financial Holdings, Inc.	147,890
100,000	CitiGroup	376,000
185,000	PVF Capital Corp. (a)	347,800
70,000	Rodman & Renshaw Capital Group, Inc. (a)	200,200
		1,318,401	16.68%
	Healthcare
50,000	Albany Molecular Research, Inc. (a)	258,500
30,000	Safeguard Scientific, Inc. (a)	316,800
		575,300	7.28%
	Homeland Security
17,000	Lakeland Industries, Inc. (a)	157,250
		157,250	1.99%

	Industrial Goods
10,000	Continental Materials Corp. (a)	117,000
25,000	Ferro Corp	184,250
35,000	Uranium Energy	82,600
		383,850	4.86%
	Technology
115,000	Active Power, Inc. (a)	89,712
120,000	Adaptec, Inc. (a)	346,800
160,000	Digital Angel Corp.	80,224
70,000	RAE Systems, Inc. (a)	56,000
40,000	Contra SoftBrands (a)	-
		572,736	7.25%

	Telecommunications
100,000	Westell Technologies, Inc. Class A (a)	157,000
		157,000	1.99%
	Affiliated Issuers
415,000	Mace Security International (a) (c)	249,000
220,000	REMEC (a) (c)	210,300
		450,300	5.70%

	TOTAL COMMON STOCKS (Cost $4,233,474)	4,123,762	52.18%

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
30,000	Boulder Growth & Income Fund	165,900
25,400	Gabelli Global Deal Fund	334,518
10,000	Macquarie/First Trust Global Infrastructure/Utilities Divid & Income Fund	106,300
30,000	Special Opportunities Fund	384,300
27,000	SunAmerica Focused Alpha Growth Fund	361,800
	Total Investment Companies (Cost $1,394,816)	1,352,818	17.11%

	REIT Preferred Shares
20,000	Apollo Commercial Real Estate Finance, Inc. (a)	329,200
15,000	HRPT Properties Trust, PFD - D	278,550
17,000	Prologis Trust G - 6.750%, Series G	333,880
	Total REIT Preferred Shares (Cost $653,802)	941,630	11.91%

	Money Market Securities
1,507,710	First American Government Obligations Fund
	Class Y , 0.00%, Cost ($1,507,710) (b)	1,507,710	19.07%

	TOTAL INVESTMENTS (Cost $7,789,802)	7,925,920	100.27%

	Liabilities in Excess of Other Assets	(21,246)	(0.27%)

	TOTAL NET ASSETS	$ 7,904,673	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2010.

c)

Fund held less than 5% of security, however, the Fund, Advisor, and other related entities own more than 5% of security.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C ANCORA MICROCAP FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA MICROCAP FUND CLASS D ANCORA SPECIAL OPPORTUNITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000. However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000. The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund, mailed to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker.  Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check. Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora MicroCap Fund or Ancora Special Opportunity Fund should be sent, along with the stub from a previous purchase or sale confirmation, to: Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire. Funds may be wired by following the wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number. Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals. Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order. All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2010

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
Assets	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investments in securities:
At Cost	$ 17,614,635	$ 8,780,370	$ 2,980,835	$ 6,942,449
At Fair Value	$ 18,696,921	$ 9,103,662	$ 3,581,533	$ 7,475,620

Investments in Affiliated Issuers:
At Cost	-	-	$ 30,050	$ 847,353
At Fair Value	-	-	$ 12,000	$ 450,300

Cash	-	-	300	-
Dividends receivable	60,317	23,095	641	8,000
Receivable for investments sold	93,348	105,478	-	132,756
Prepaid expenses	156	409	431	29
Total assets	18,850,742	9,232,644	3,594,905	8,066,705

Liabilities
Payable for investments purchased	63,676	229,757	22,346	145,487
Payable to advisor	13,791	7,670	3,052	6,749
12b-1 fees payable	6,342	5,462	3,040	4,676
Administration fees payable	3,120	767	305	675
Accrued expenses	3,789	3,986	2,973	4,445
Total liabilities	90,718	247,642	31,716	162,032

Net Assets:	$ 18,760,024	$ 8,985,002	$ 3,563,189	$ 7,904,673
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	$ 20,871,390	$ 11,178,503	$ 2,805,165	$ 9,959,053
Accumulated undistributed net investment income (loss)	(223,350)	6,246	(37,240)	(25,362)
Accumulated net realized gain/(loss) on:
Investment securities	(2,970,303)	(2,604,323)	212,617	(2,165,135)
Net unrealized appreciation on:
Investment securities	1,082,287	404,576	582,647	136,117

Net Assets	$ 18,760,024	$ 8,985,002	$ 3,563,189	$ 7,904,673

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of June 30, 2010 (continued)

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Shares Outstanding	2,152,194	1,055,211	350,899	1,831,731

Class C:

Net assets applicable to Class C shares	$ 11,813,255	$ 6,417,807	$ 864,024	$ 4,750,705

Shares outstanding (unlimited numbers of shares authorized)	1,356,597	758,663	85,653	1,114,387

Net asset value, offering price, and
redemption price per share	$ 8.71	$ 8.46	$ 10.09	$ 4.26

Class D:

Net assets applicable to Class D shares	$ 6,946,769	$ 2,567,195	$ 2,699,165	$ 3,153,968

Shares outstanding (unlimited numbers of	795,597	296,548	265,246	717,344
shares authorized)

Net asset value and offering price per share, and redemption price per share	$ 8.73	$ 8.66	$ 10.18	$ 4.40

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2010

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investment Income
Dividend income	$ 603,132	$ 120,647	$ 17,934	$ 77,321
Dividend income from Affiliates	-	-	-	-
Interest income	-	-	-	-
Total Income	603,132	120,647	17,934	77,321

Expenses
Investment advisor fee	92,496	47,618	19,143	41,419
12b-1 fees
Class C	28,998	25,105	3,693	18,944
Class D	8,625	3,536	3,555	4,040
Fund accounting expenses	13,620	12,901	8,531	12,181
Transfer agent expenses	4,612	4,472	2,363	3,796
Legal expenses	5,699	5,697	5,626	5,628
Administration expenses	9,250	4,762	1,914	4,142
Insurance expenses	422	404	300	603
Custodian expenses	2,566	1,417	1,591	3,287
Auditing expenses	4,710	5,510	4,862	5,565
Printing expenses	422	338	606	306
Trustees expenses	434	434	217	345
Miscellaneous expenses	1,158	1,265	2,476	1,282
Registration expenses	887	942	297	1,145
Total Expenses	173,899	114,401	55,174	102,683
Waived Fees	-	-	-	-
Net Operating Expenses	173,899	114,401	55,174	102,683

Net Investment Income (Loss)	429,233	6,246	(37,240)	(25,362)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment Securities	320,809	(103,897)	47,778	649,396
Net realized gain (loss) on affiliated investment Securities	-	-	-	-
Capital gain distributions from investment Companies	-	-	-	-
Change in unrealized appreciation
(depreciation) on investment securities	71,386	(568,676)	151,835	(973,471)
Net realized and unrealized gain (loss) on investment securities	392,195	(672,573)	199,613	(324,075)
Net increase (decrease) in net assets resulting from operations	$ 821,428	$ (666,327)	$ 162,373	$ (349,437)

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund Six Months Ended	Ancora Income Fund Year Ended
	06/30/10	12/31/09
	(unaudited)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 429,233	$ 931,902
Net realized gain (loss) on investment securities	320,809	(1,294,124)
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	2,151
Change in net unrealized appreciation (depreciation)	71,386	3,989,257
Net increase (decrease) in net assets resulting from operations	821,428	3,629,186

Distributions
From net investment income, Class C	(402,711)	(568,800)
From net investment income, Class D	(249,872)	(363,102)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	(196,667)
From return of capital, Class D	-	(128,723)
Total distributions	(652,583)	(1,257,292)

Capital Share Transactions - Class C
Proceeds from sale of shares	600,060	973,039
Shares issued in reinvestment of dividends	118,684	232,035
Shares redeemed	(288,621)	(1,534,519)
	430,123	(329,455)
Capital Share Transactions - Class D
Proceeds from sale of shares	150,875	1,407,333
Shares issued in reinvestment of dividends	172,109	361,276
Shares redeemed	(291,380)	(1,929,132)
	31,604	(160,523)
Net increase (decrease) in net assets resulting from capital share
transactions	461,727	(489,968)

Total increase (decrease) in net assets	630,572	1,881,926

Net Assets
Beginning of period	$ 18,129,452	$ 16,247,526
End of period	$ 18,760,024	$ 18,129,452
Accumulated undistributed net investment income	$ (223,350)	$ -

Capital Share Transactions - C Shares
Shares sold	68,493	119,796
Shares issued in reinvestment of distributions	13,627	30,278
Shares repurchased	(33,115)	(224,396)
Net increase (decrease) from capital share transactions	49,005	(74,322)

Capital Share Transactions - D Shares
Shares sold	17,199	186,173
Shares issued in reinvestment of distributions	19,708	46,933
Shares repurchased	(33,324)	(271,127)
Net increase (decrease) from capital share transactions	3,583	(38,021

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Equity Fund Six Months Ended 06/30/10	Ancora Equity Fund Year Ended 12/31/09
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ 6,246	$ (11,223)
Net realized gain (loss) on investment securities	(103,897)	(2,180,180)
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	(568,676)	4,229,884
Net increase (decrease) in net assets resulting from operations	(666,327)	2,038,481

Distributions	-
From net investment income, Class C	-	(7,798)
From net investment income, Class D	-	(3,331)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(11,129)

Capital Share Transactions - Class C
Proceeds from sale of shares	360,519	200,080
Shares issued in reinvestment of dividends	-	4,324
Shares redeemed	(302,635)	(1,148,356)
	57,884	(943,952)
Capital Share Transactions - Class D
Proceeds from sale of shares	32,660	116,590
Shares issued in reinvestment of dividends	-	1,730
Shares redeemed	(120,944)	(778,935)
	(88,284)	(660,615)
Net increase (decrease) in net assets resulting from capital share transactions	(30,400)	(1,604,567)

Total increase (decrease) in net assets	(696,727)	422,785

Net Assets
Beginning of period	$ 9,681,729	$ 9,258,944
End of period	$ 8,985,002	$ 9,681,729
Accumulated undistributed net investment income	$ 6,246	$ -

Capital Share Transactions - C Shares
Shares sold	41,190	23,026
Shares issued in reinvestment of distributions	-	472
Shares repurchased	(32,846)	(158,202)
Net increase (decrease) from capital share transactions	8,344	(134,704)

Capital Share Transactions - D Shares
Shares sold	3,483	13,673
Shares issued in reinvestment of distributions	-	185
Shares repurchased	(12,708)	(112,870)
Net increase (decrease) from capital share transactions	(9,225)	(99,012)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

 STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora MicroCap Fund Six Months Ended 06/30/10	Ancora MicroCap Fund Period Ended 12/31/09
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (37,240)	$ (75,723)
Net realized gain (loss) on investment securities	47,778	304,500
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	151,835	1,127,159
Net increase (decrease) in net assets resulting from operations	162,373	1,355,936

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	42,600	197,536
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(229,000)	(151,913)
	(186,400)	45,623
Capital Share Transactions - Class D
Proceeds from sale of shares	105,806	559,093
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(282,940)	(174,083)
	(177,134)	385,010
Net increase (decrease) in net assets resulting from capital share transactions	(363,534)	430,633

Total increase (decreases) in net assets	(201,161)	1,786,569

Net Assets
Beginning of period	$ 3,764,350	$ 1,977,781
End of period	$ 3,563,189	$ 3,764,350
Accumulated undistributed net investment income	$ (37,240)	$ -

Capital Share Transactions - C Shares
Shares sold	3,978	25,752
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(21,262)	(24,758)
Net increase (decrease) from capital share transactions	(17,284)	994

Capital Share Transactions - D Shares
Shares sold	9,461	78,631
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(26,020)	(20,667)
Net increase (decrease) from capital share transactions	(16,559)	57,964

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special Opportunity Fund Six Months Ended 06/30/10	Ancora Special Opportunity Fund Year Ended 12/31/09
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (25,362)	$ (47,300)
Net realized gain (loss) on investment securities	649,396	200,540
Net realized gain (loss) on affiliated investment securities	-	(349,933)
Capital gain distributions from investment companies	-	1,833
Change in net unrealized appreciation (depreciation)	(973,471)	3,889,549
Net increase (decrease) in net assets resulting from operations	(349,437)	3,694,689

Distributions
From net investment income, Class C	-	(1,998)
From net investment income, Class D	-	(1,233)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(3,231)

Capital Share Transactions - Class C
Proceeds from sale of shares	162,210	996,351
Shares issued in reinvestment of dividends	-	538
Shares redeemed	(445,660)	(702,846)
	(283,450)	294,043
Capital Share Transactions - Class D
Proceeds from sale of shares	245,405	414,010
Shares issued in reinvestment of dividends	-	319
Shares redeemed	(87,852)	(758,816)
	157,553	(344,487)

Net increase (decrease) in net assets resulting from capital share transactions	(125,897)	(50,444)

Total increase (decrease) in net assets	(475,334)	3,641,014

Net Assets
Beginning of period	$ 8,380,007	$ 4,738,993
End of period	$ 7,904,673	$ 8,380,007
Accumulated undistributed net investment income	$ (25,362)	$ -
Capital Share Transactions - C Shares
Shares sold	35,716	258,296
Shares issued in reinvestment of distributions	-	122
Shares repurchased	(97,077)	(233,852)
Net increase (decrease) from capital share transactions	(61,361)	24,566

Capital Share Transactions - D Shares
Shares sold	51,535	121,223
Shares issued in reinvestment of distributions	-	70
Shares repurchased	(19,142)	(258,084)
Net increase (decrease) from capital share transactions	32,393	(136,791)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS C SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.62	$ 7.33	$ 8.77	$ 9.72	$ 9.48	$ 9.97

Income from investment operations
Net investment income (loss) (d)	0.20	0.44	0.50	0.53	0.51	0.53
Net realized and unrealized gain (loss)	0.19	1.45	(1.39)	(0.93)	0.28	(0.47)
Total from investment operations	0.39	1.89	(0.89)	(0.40)	0.79	0.06

Less Distributions to shareholders:
From net investment income	(0.30)	(0.45)	(0.50)	(0.53)	(0.51)	(0.52)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.15)	(0.05)	(0.02)	(0.04)	(0.03)
Total distributions	(0.30)	(0.60)	(0.55)	(0.55)	(0.55)	(0.55)

Net asset value, end of period	$ 8.71	$ 8.62	$ 7.33	$ 8.77	$ 9.72	$ 9.48

Total Return (b)	4.57%	27.11%	(10.52)%	(4.34)%	8.60%	0.60%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,813	$ 11,278	$ 10,135	$ 11,124	$ 11,399	$ 11,043
Ratio of expenses to average net assets (e)	1.97% (e)	1.99%	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	1.97% (e)	2.06%	2.01%	2.00%	2.04%	2.19%
Ratio of net investment income (loss) to
average net assets (e) (f)	4.55%( e)	5.75%	6.06%	5.62%	5.30%	5.38%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	4.55% (e)	5.67%	6.05%	5.62%	5.26%	5.17%
Portfolio turnover rate	29.54%	50.75%	48.36%	60.85%	39.89%	87,08%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS C SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 7.14	$ 12.17	$ 11.95	$ 10.94	$ 11.25

Income from investment operations
Net investment income (loss) (d)	-	(0.02)	0.07	(0.01)	(0.03)	(0.12)
Net realized and unrealized gain (loss)	(0.65)	2.00	(4.33)	1.07	1.40	0.35
Total from investment operations	(0.65)	1.98	(4.26)	1.06	1.37	0.23

Less Distributions to shareholders:
From net investment income	-	(0.01)	(0.08)	-	-	-
From net realized gain	-	-	(0.69)	(0.84)	(0.27)	(0.54)
From return of capital	-	-	-	-	(0.09)	-
Total distributions	-	(0.01)	(0.77)	(0.84)	(0.36)	(0.54)

Net asset value, end of period	$ 8.46	$ 9.11	$ 7.14	$ 12.17	$ 11.95	$ 10.94

Total Return (b)	(7.14)%	27.74%	(34.75)%	8.80%	12.49%	1.98%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,418	$ 6,837	$ 6,322	$ 10,766	$ 10,420	$ 8,823
Ratio of expenses to average net assets (e)	2.55% (e)	2.61%	2.36%	2.28%	2.30%	2.53%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	2.55% (e)	2.61%	2.36%	2.28%	2.30%	2.53%
Ratio of net investment income (loss) to
average net assets (e) (f)	(0.01)% (e)	(0.29)%	0.69%	(0.10)%	(0.26)%	(1.06)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	(0.01)% (e)	(0.29)%	0.69%	(0.10)%	(0.26)%	(1.06)%
Portfolio turnover rate	23.54%	56.25%	81.84%	56.21%	67.09%	58.79%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS C SHARES	Period Ended 06/30/2010	Year Ended 12/31/09	Period Ended 12/31/08 (a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.73	$ 6.06	$ 10.00

Income from investment operations
Net investment income (loss) (e)	(0.12)	(0.24)	(0.09)
Net realized and unrealized gain (loss)	0.48	3.92	(3.85)
Total from investment operations	0.36	3.68	(3.94)

Less Distributions to shareholders:
From net investment income	-	-	-
From net realized gain	-	-	-
From return of capital	-	-	-
Total distributions	-	-	-

Net asset value, end of period	$ 10.09	$ 9.74	$ 6.06

Total Return (c)	3.70%	60.73%	(39.40)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 864	$ 1,002	$ 618
Ratio of expenses to average net assets (f)	3.25% (d)	3.48%	5.59% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	3.25% (d)	3.82%	5.92% (d)
Ratio of net investment income (loss) to
average net assets (f)	(1.11)% (d)	(3.04)%	(4.03)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(1.11)% (d)	(3.38)%	(4.37)% (d)
Portfolio turnover rate	12.93%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS C SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 4.46	$ 2.38	$ 4.45	$ 5.40	$ 5.33	$ 5.82

Income from investment operations
Net investment income (loss) (d)	(0.02)	(0.03)	0.02	(0.04)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(0.18)	2.11	(2.05)	(0.28)	0.26	0.09
Total from investment operations	(0.20)	2.08	(2.03)	(0.32)	0.24	0.02

Less Distributions to shareholders:
From net investment income	-	- (g)	(0.03)	(0.03)	-	-
From net realized gain	-	-	(0.01)	(0.63)	(0.01)	(0.51)
From return of capital	-	-	-	-	(0.16)	-
Total distributions	-	-	(0.04)	(0.63)	(0.17)	(0.51)

Net asset value, end of period	$ 4.26	$ 4.46	$ 2.38	$ 4.45	$ 5.40	$ 5.33

Total Return (b)	--(4.48)%	87.47%	(45.77)%	(6.49)%	4.52%	0.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 4,751	$ 5,240	$ 2,738	$ 5,703	$ 7,376	$ 5,927
Ratio of expenses to average net assets (e)	2.67% (d)	2.86%	2.65%	2.47%	2.38%	2.64%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	2.67% (d)	2.86%	2.65%	2.47%	2.38%	2.64%
Ratio of net investment income (loss) to
average net assets (e) (f)	(0.40)% (d)	(0.97)%	0.67%	(0.77)%	(0.43)%	(1.30)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	(0.40)% (c)	(0.97)%	0.67%	(0.77)%	(0.43)%	(1.30)%
Portfolio turnover rate	56.61%	148.81%	211.26%	133.31%	22.18%	156.99%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)

Amount is less than $0.01.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS D SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.65	$ 7.36	$ 8.81	$ 9.76	$ 9.52	$ 9.99

Income from investment operations
Net investment income (loss) (d)	0.21	0.46	0.53	0.56	0.53	0.55
Net realized and unrealized gain (loss)	0.19	1.46	(1.40)	(0.94)	0.29	(0.47)
Total from investment operations	0.40	1.92	(0.87)	(0.38)	0.82	0.08

Less Distributions to shareholders:
From net investment income	(0.32)	(0.47)	(0.53)	(0.56)	(0.53)	(0.54)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.16)	(0.05)	(0.01)	(0.05)	(0.01)
Total distributions	(0.32)	(0.63)	(0.58)	(0.57)	(0.58)	(0.55)

Net asset value, end of period	$ 8.73	$ 8.65	$ 7.36	$ 8.81	$ 9.76	$ 9.52

Total Return (b)	4.62%	27.48%	(10.29)%	(4.07)%	8.87%	0.80%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,947	$ 6,852	$ 6,113	$ 6,753	$ 6,173	$ 5,043
Ratio of expenses to average net assets (f)	1.72% (e)	1.74%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	1.72% (e)	1.82%	1.76%	1.75%	1.79%	1.96%
Ratio of net investment income (loss) to
average net assets (e) (f)	4.78% (e)	5.93%	6.33%	5.89%	5.57%	5.59%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	4.78% (e)	5.85%	6.32%	5.89%	5.53%	5.44%
Portfolio turnover rate	29.54%	50.75%	48.36%	60.85%	39.89%	87.08%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS D SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.30	$ 7.26	$ 12.37	$ 12.12	$ 11.04	$ 11.30

Income from investment operations
Net investment income (loss) (d)	0.02	0.02	0.13	0.05	0.02	(0.03)
Net realized and unrealized gain (loss)	(0.66)	2.03	(4.42)	1.09	1.42	0.31
Total from investment operations	(0.64)	2.05	(4.29)	1.14	1.44	0.28

Less Distributions to shareholders:
From net investment income	-	(0.01)	(0.13)	(0.05)	-	-
From net realized gain	-	-	(0.694)	(0.84)	(0.27)	(0.54)
From return of capital	-	-	-	-	(0.09)	-
Total distributions	-	(0.01)	(0.82)	(0.89)	(0.36)	(0.54)

Net asset value, end of period	$ 8.66	$ 9.30	$ 7.26	$ 12.37	$ 12.12	$ 11.04

Total Return (b)	(6.88)%	28.25%	(34.36)%	9.35%	13.01%	2.46%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,567	$ 2,844	$ 2,937	$ 4,800	$ 5,993	$ 6,170
Ratio of expenses to average net assets (e)	2.05%(e)	2.11%	1.86%	1.78%	1.80%	2.10%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	2.05%(e)	2.11%	1.86%	1.78%	1.80%	2.10%
Ratio of net investment income (loss) to
average net assets (e) (f)	0.47%(e)	0.23%	1.19%	0.39%	0.20%	(0.57)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	0.47%(e)	0.23%	1.19%	0.39%	0.20%	(0.57)%
Portfolio turnover rate	23.54%	56.25%	81.84%	56.21%	67.09%	58.79%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS D SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Period Ended 12/31/08 (a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.79	$ 6.07	$ 10.00

Income from investment operations
Net investment income (loss) (e)	(0.10)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	0.49	3.93	(3.85)
Total from investment operations	0.39	3.73	(3.93)

Less Distributions to shareholders:
From net investment income
From net realized gain	-	-	-
From return of capital
Total distributions	-	-	-

Net asset value, end of period	$ 10.18	$ 9.80	$ 6.07

Total Return (c)	3.98%	61.45%	(39.30)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,699	$ 2,762	$ 1,360
Ratio of expenses to average net assets (f)	2.75% (d)	2.98%	5.28% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.75% (d)	3.32%	5.68% (d)
Ratio of net investment income (loss) to
average net assets (f)	(0.91)% (d)	(2.52)%	(3.67)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(0.91)% (d)	(2.85)%	(4.08)% (d)
Portfolio turnover rate	12.93%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS D SHARES	Period Ended 06/30/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Period Ended 12/31/05
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 4.58	$ 2.44	$ 4.55	$ 5.49	$ 5.38	$ 5.85

Income from investment operations
Net investment income (loss) (d)	(0.01)	(0.02)	0.04	(0.02)	0.01	(0.04)
Net realized and unrealized gain (loss)	(0.17)	2.16	(2.10)	(0.29)	0.27	0.08
Total from investment operations	(0.18)	2.14	(2.06)	(0.31)	0.28	0.04

Less Distributions to shareholders:
From investment income	-	- (g)	(0.04)	-	-	-
From net realized gain	-	-	(0.01)	(0.63)	(0.01)	(0.51)
From return of capital	-	-	-	-	(0.16)	-
Total distributions	-	-	(0.05)	(0.63)	(0.17)	(0.51)

Net asset value, end of period	$ 4.40	$ 4.58	$ 2.44	$ 4.55	$ 5.49	$ 5.38

Total Return (b)	(3.93)%	87.78%	(45.35)%	(6.21)%	5.23%	0.79%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,154	$ 3,140	$ 2,001	$ 3,959	$ 6,098	$7,170
Ratio of expenses to average net assets (e)	2.17% (d)	2.36%	2.15%	1.97%	1.88%	2.18%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	2.17% (d)	2.36%	2.15%	1.97%	1.88%	2.18%
Ratio of net investment income (loss) to
average net assets (e) (f)	(0.15)% (d)	(0.47)%	0.98%	(0.31)%	0.19%	(0.81)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e) (f)	(0.15)% (d)	(0.47)%	0.98%	(0.31)%	0.19%	(0.81)%
Portfolio turnover rate	56.61%	148.81%	211.26%	133.31%	22.18%	156.99%

*See accompanying notes which are an integral part of the financial statements.

(a)

Not annualized.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

Annualized.

(d)

Net investment income (loss) per share is based on average shares outstanding.

(e)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)

Amount is less than $0.01.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2010

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), and Ancora MicroCap Fund (“MicroCap Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The MicroCap Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than MicroCap Fund, is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Funds’ 2009 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, and Microcap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Funds’ relative net assets or other appropriate basis as determined by the Board.

Subsequent Events – Management has evaluated subsequent events through August 31, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of and during the period ended June 30, 2009, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2005.

FINANCIAL REVIEW

NOTE 3. SECURITY VALUATIONS – continued

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2010:

Ancora Income Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 7,450,733	$ -	$ -	$ 7,450,733
Closed End Funds	6,654,142	-	-	6,654,142
Preferred Stock	523,050	-	-	523,050
Real Estate Investment Trusts	2,929,030	-	-	2,929,030
Cash Equivalents	1,139,966	-	-	1,139,966
Total	$ 18,696,921	$ -	$ -	$ 18,696,921

Ancora Equity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,876,075	$ -	$ -	$ 6,876,075
Closed End Funds	1,477,940	-		1,477,940
Cash Equivalents	749,647	-	-	749,647
Total	$ 9,103,662	$ -	$ -	$ 9,103,662

Ancora MicroCap Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,210,148	$ -	$ -	$ 3,210,148
Cash Equivalents	383,385	-	-	383,385
Total	$ 3,593,533	$ -	$ -	$ 3,593,533

Ancora Special Opportunity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,123,762	$ -	$ -	$ 4,123,762
Closed End Funds	1,352,818	-	-	1,352,818
Real Estate Investment Trusts	941,630	-	-	941,630
Cash Equivalents	1,507,710	-	-	1,507,710
Total	$ 7,925,920	$ -	$ -	$ 7,925,920

The Funds did not hold any Level 3 assets during the six months ended June 30, 2010. For more detail on the investments in common stocks please refer to the Schedule of Investments.

FINANCIAL REVIEW

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Microcap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2010, the Advisor earned fees of $92,496 from the Income Fund, $47,618 from the Equity Fund, $19,143 from the Microcap Fund, and $41,419 from the Special Opportunity Fund.  At June 30, 2010, payables to the Advisor were $13,791, $7,670, $3,052, and $6,749 for the Income Fund, Equity Fund, Microcap Fund, and Special Opportunity Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, Microcap Fund, and Special Opportunity Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. The Advisor was not required to waive fees for the six months ended June 30, 2010.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including

Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2010 the fees paid were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2010
Income Fund
Class C	0.50%	$ 28,998
Class D	0.25%	8,625
		$ 37,623	$ 6,342
Equity Fund
Class C	0.75%	$ 25,105
Class D	0.25%	3,536
		$ 28,641	$ 5,462
MicroCap Fund
Class C	0.75%	$ 3,693
Class D	0.25%	3,555
		$ 7,248	$ 3,040
Special Opportunity Fund
Class C	0.75%	$ 18,944
Class D	0.25%	4,040
		$ 22,984	$ 4,676

FINANCIAL REVIEW

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such

Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2010, Ancora Capital Inc. earned $9,250 from the Income Fund, $4,762 from the Equity Fund, $1,914 from the Microcap Fund, and $4,142 from the Special Opportunity Fund.  As of June 30, 2010, Ancora Capital Inc. was owed $3,120, $767, $305, and $675 by the Income Fund, Equity Fund, Microcap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2010, Ancora Securities, Inc. received commissions on security transactions of $9,914 for the Income Fund, $3,349 for the Equity Fund, $2,861 for the Microcap, and $19,044 for the Special Opportunity Fund.

The Trust retains Ancora Securities, Inc. (The “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	5,238,245	2,303,185	372,901	4,037,175

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	5,228,383	2,135,762	550,443	3,701,744

At June 30, 2010, the costs of securities for federal income tax purposes were $17,614,635,$8,780,370, $3,010,885, and $7,789,802 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of June 30, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 1,368,281	$ 1,071,886	$ 932,272	$ 1,070,864
Gross (Depreciation)	(285,995)	(748,594)	(349,624)	(874,747)

Net App. (Dep.) on Investments	$ 1,082,286	$ 323,292	$ 582,648	$ 136,117

FINANCIAL REVIEW

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2010 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 402,711	$ 249,872	-	-
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 402,711	$ 249,872	-	-

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2009 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 568,800	$ 363,102	$ 7,798	$ 3,331
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	196,667	128,723	-	-
	$ 765,467	$ 491,825	$ 7,798	$ 3,331

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ 1,998	$ 1,233
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ 1,998	$ 1,233

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ (223,350)	$ 6,246	$ (37,240)	$ (25,362)
Accumulated undistributed capital gain (capital loss carry forward)	(2,970,303)	(2,604,323)	212,617	(2,165,135)
Unrealized appreciated (depreciation)	1,082,287	404,576	582,647	136,117
	$(2,111,366)	$(2,193,501)	$ 758,024	$(2,054,380)

FINANCIAL REVIEW

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
2012	$ 62,995	$ -	$ -	$ -
2014	$ 316,587	$ -	$ -	$ -
2015	$ 97,377	$ -	$ -	$ -
2016	$ 872,813	$ -	$ 18,961	$ 1,690,598
2017	$ 1,291,973	$ 2,199,367	$ -	$ 156,590
Total	$ 2,578,750	$ 2,199,367	$ 18,961	$ 1,847,188

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the six month period ended June 30, 2010, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2010 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	91.35%
Income Fund Class D	95.86%
Equity Fund Class C	95.13%
Equity Fund Class D	95.76%
MicroCap Fund Class C	94.16%
MicroCap Fund Class D	100.00%
Special Opportunity Fund Class C	94.20%
Special Opportunity Fund Class D	98.26%

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account		Expenses Paid During
	Value 01/01/10	Ending Account Value 06/30/10	the Period* 01/01/10 to 06/30/10
Actual
Class C	$ 1,000.00	$ 1,045.75	$ 9.99
Class D	$ 1,000.00	$ 1,046.21	$ 8.73
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,015.03	$ 9.84
Class D	$ 1,000.00	$ 1,016.27	$ 8.60

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 1.97% and 1.72% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity Fund	Beginning Account		Expenses Paid During
	Value 01/01/10	Ending Account Value 06/30/10	the Period* 01/01/10 to 06/30/10
Actual
Class C	$ 1,000.00	$ 928.65	$ 12.19
Class D	$ 1,000.00	$ 931.18	$ 9.82
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,012.15	$ 12.72
Class D	$ 1,000.00	$ 1,014.63	$ 10.24

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.55% and 2.05% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account		Expenses Paid During
	Value 01/01/10	Ending Account Value 06/30/10	the Period* 01/01/10 to 06/30/10
Actual
Class C	$ 1,000.00	$ 1,037.00	$ 16.41
Class D	$ 1,000.00	$ 1,039.84	$ 13.91
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,008.68	$ 16.19
Class D	$ 1,000.00	$ 1,011.16	$ 13.71

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 3.25% and 2.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account		Expenses Paid During
Fund	Value 01/01/10	Ending Account Value 06/30/10	the Period* 01/01/10 to 06/3010
Actual
Class C	$ 1,000.00	$ 955.16	$ 12.94
Class D	$ 1,000.00	$ 960.70	$ 10.55
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,011.55	$ 13.32
Class D	$ 1,000.00	$ 1,014.03	$ 10.84

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.67% and 2.17% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

 The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
63
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
75
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
63

Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001

				4	The Stephen Company (TSC) Mace Security International (MACE)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122,
68
Officers:
David W. Kuhr 2000 Auburn Dr. Cleveland, OH 44122 49	Chief Compliance Officer	Since October 1, 2003	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc.; Director of Compliance of Ancora Capital Inc.; Director of Compliance of The Ancora Group Inc.	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 37	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc.; Chief Financial Officer and Director of Ancora Capital Inc.; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	4	None.

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio  44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses.  Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 2, 2010

*Print the name and title of each signing officer under his or her signature.